Insurance Contract Liabilities and Reinsurance Assets - Summary of Gross Claims and Benefits (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	$ 27,878	$ 24,994
Death, disability and other claims [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	15,174	14,871
Maturity and surrender benefits [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	7,722	6,302
Annuity payments [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	4,262	4,470
Policyholder dividends and experience rating refunds [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	1,809	1,085
Net transfers from segregated funds [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	$ (1,089)	$ (1,734)